Form N-1A Supplement	Oct. 29, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
ETF Opportunities Trust

T-REX 2X Long STUB Daily Target ETF (SHUB)
T-REX 2X Long MP Daily Target ETF
T-REX 2X Long SRPT Daily Target ETF
T-REX 2X Long CIFR Daily Target ETF (CIFU)
T-REX 2X Long ASTS Daily Target ETF
T-REX 2X Long BTBT Daily Target ETF (BTOO)
T-REX 2X Long WULF Daily Target ETF
T-REX 2X Long QS Daily Target ETF
T-REX 2X Inverse BLSH Daily Target ETF
(each a “Fund” and collectively, the “Funds”)
Each listed on the Cboe BZX Exchange, Inc.

Supplement dated January 22, 2026
to the Prospectus,
dated October 29, 2025, as supplemented from time to time